UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	10/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus GNMA Fund

SEMIANNUAL REPORT October 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus GNMA Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus GNMA Fund, covering the six-month period from May 1, 2015 through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. U.S. stocks advanced in the spring of 2015, with some broad measures of market performance setting new record highs in May. Those gains were more than erased over the summer when global economic instability undermined investor sentiment, but a renewed rally in October helped mitigate losses, and most broad stock indices ended the reporting period with flat to mildly negative returns. International stocks generally lost a greater degree of value, with developed markets faring far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds generally produced generally flat total returns, with municipal bonds faring better, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding short-term U.S. interest rates and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low. Economic growth expectations are stabilizing and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation

November 16, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015, through October 31, 2015, as provided by Robert Bayston, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2015, Dreyfus GNMA Fund’s Class A shares produced a total return of -0.07%, Class C shares returned -0.48%, and Class Z shares returned -0.08%.1 Between its inception on September 1, 2015, and October 31, 2015, the fund’s Class Y shares produced a total return of 0.44%. In comparison, the fund’s benchmark, the Barclays GNMA Index (the “Index”), achieved a total return of 0.45% for the six-month period.2

Mortgage-backed securities produced lower returns than nominal U.S. Treasury securities during the reporting period in a generally low volatile environment. The fund underperformed its benchmark, mainly as a result of its holdings of Treasury Inflation Protected Securities (“TIPS”).

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in Government National Mortgage Association (“GNMA” or “Ginnie Mae”) securities. The remainder may be allocated to other mortgage-related securities, including U.S. government agency securities and privately issued mortgage-backed securities, as well as asset-backed securities, U.S. Treasuries, and repurchase agreements.

Yields Stayed Steady despite Shifting Economic Sentiment

After a few months of weak economic growth, the U.S. economic recovery regained traction in the spring as labor markets rebounded and housing markets improved. These developments sent long-term bond yields higher, but shorter term yields remained anchored by an unchanged federal funds rate near zero percent. The period of rising interest rates proved brief, however, when evidence of global instability raised concerns about the sustainability of the U.S. economic recovery. A dispute over debt relief between Greece and the European Union worried investors in June, and news of a greater-than-expected economic slowdown in China raised additional concerns in July. Consequently, longer term U.S. bond yields declined toward previous levels. Yields remained relatively steady over the remainder of the reporting period amid uncertainty regarding falling global commodity prices and shifting expectations surrounding the timing of higher short-term interest rates in the United States.

In addition, returns from GNMA securities were dampened during the reporting period by reduced mortgage insurance premiums, which helped boost prepayment rates. Although investor demand for mortgage-backed securities remained solid from banks and other institutional investors, an increased supply of GNMA securities in a strengthening housing market caused their total returns to lag those of nominal U.S. Treasury securities for much of the reporting period.

DISCUSSION OF FUND PERFORMANCE (continued)

Out-of-Index Holdings Dampened Relative Results

Our sector allocation strategy, which had added value during previous reporting periods, proved relatively ineffective over the second and third quarters of 2015. In particular, the fund’s holdings of TIPS lost a degree of value when commodity prices and inflation expectations declined. The fund also held asset-backed securities, but these instruments detracted mildly from relative performance for the reporting period overall when credit spreads widened in September.

We increased the fund’s allocation to GNMAs in July after some of the volatility in Europe impacted spreads in the mortgage market. We also added agency commercial mortgage-backed securities in October since they had widened in sympathy with other credit spreads, despite the government wrap and not having credit risk.

The fund generally benefited from our duration management strategy, in which a relatively short position compared to the benchmark helped cushion the impact of rising interest rates early in the reporting period. We later shifted the fund’s average duration to a position that was roughly in line with market averages, which helped increase the fund’s participation in the benefits of moderating interest rates over the summer. We employ futures contracts to maintain the fund’s duration positioning at our desired levels.

Anticipating Higher Short-Term Rates

As of the reporting period’s end, we have a cautious view of the GNMA market. On one hand, the Federal Reserve Board (the “Fed”) is widely expected to begin raising short-term interest rates, perhaps as soon as December, and yield differences between mortgage-backed securities and U.S. Treasuries ended the reporting period at tight levels compared to historical averages. On the other hand, we so far have seen little evidence that the Fed intends to reduce its holdings of U.S. government securities or stop reinvesting interest payments in them. Indeed, modest and gradual short-term rate hikes could spur additional demand from banks and other institutional investors for high-quality U.S. government securities with higher yields than nominal U.S. Treasuries. At the same time, we continue to look for opportunities to invest in agency commercial mortgage-backed securities with competitive yields, and we have maintained the fund’s average duration in a market-neutral position. In our judgment, these are prudent strategies until the Fed’s intentions and the market’s direction become clearer.

November 16, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays GNMA Index is an unmanaged, total return performance benchmark for the GNMA market consisting of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus GNMA Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015†

	Class A	Class C	Class Y	Class Z
Expenses paid per $1,000††	$ 5.08	$ 9.03	$ 1.15	$ 4.52
Ending value (after expenses)	$ 999.30	$ 995.20	$ 1,004.40	$ 999.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2015†††

	Class A	Class C	Class Y	Class Z
Expenses paid per $1,000††††	$ 5.13	$ 9.12	$ 3.56	$ 4.57
Ending value (after expenses)	$ 1,020.06	$ 1,016.09	$ 1,021.62	$ 1020.61

†  From September 1, 2015 (commencement of initial offering) to October 31, 2015 for Class Y.

†† Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.80% for Class C and .90% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .70% for Class Y, multiplied by the average account value over the period, multiplied by 60/366 (to reflect the actual days in the period).

††† Please note that while Class Y shares commenced operations on September 1, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period May 1, 2015 to October 31, 2015.

†††† Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.80% for Class C, .70% for Class Y and .90% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2015 (Unaudited)

Bonds and Notes - 117.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 9.8%
Ally Auto Receivables Trust,
Ser. 2013-1, Cl. A3	0.63	5/15/17	841,655		841,567
Ally Auto Receivables Trust,
Ser. 2014-SN1, Cl. A3	0.75	2/21/17	4,500,000		4,499,689
Ally Master Owner Trust,
Ser. 2013-1, Cl. A2	1.00	2/15/18	4,000,000		4,003,037
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. C	2.15	3/9/20	2,500,000		2,503,862
AmeriCredit Automobile Receivables Trust,
Ser. 2014-4, Cl. C	2.47	11/9/20	1,500,000		1,515,529
BMW Vehicle Lease Trust,
Ser. 2014-1, Cl. A3	0.73	2/21/17	4,476,579		4,476,685
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. C	2.67	8/20/20	2,500,000		2,494,532
CarMax Auto Owner Trust,
Ser. 2012-3, Cl. A3	0.52	7/17/17	1,378,402		1,377,773
CarMax Auto Owner Trust,
Ser. 2013-2, Cl. A3	0.64	1/16/18	3,113,928		3,111,299
Ford Credit Auto Lease Trust,
Ser. 2013-B, Cl. A3	0.76	9/15/16	821,321		821,301
Ford Credit Auto Owner Trust,
Ser. 2013-A, Cl. A3	0.55	7/15/17	1,302,688		1,302,344
Ford Credit FloorPlan Master Owner Trust,
Ser. 2013-1, Cl. A1	0.85	1/15/18	5,000,000		5,002,208
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. B	2.14	6/20/19	425,000		425,073
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. C	2.50	6/20/19	1,240,000		1,231,822
Harley-Davidson Motorcycle Trust,
Ser. 2013-1, Cl. A3	0.65	7/16/18	1,965,528		1,964,900
Nissan Auto Lease Trust,
Ser. 2014-A, Cl. A3	0.80	2/15/17	5,000,000		5,001,443
Santander Drive Auto Receivables Trust,
Ser. 2014-3, Cl. C	2.13	8/17/20	2,500,000		2,513,187
Santander Drive Auto Receivables Trust,
Ser. 2014-4, Cl. C	2.60	11/16/20	2,500,000		2,509,360
					45,595,611
Asset-Backed Ctfs./Equipment - .5%
GE Equipment Transportation,
Ser. 2014-1, Cl. A2	0.55	12/23/16	768,726		768,562
GE Equipment Transportation ,
Ser. 2013-1, Cl. A3	0.69	11/25/16	240,801		240,772
John Deere Owner Trust,
Ser. 2013-A, Cl. A3	0.60	3/15/17	1,511,766		1,511,558
					2,520,892
Asset-Backed Ctfs./Home Equity Loans - .5%
Equivantage Home Equity Loan Trust,
Ser. 1997-1, Cl. A4	7.78	3/25/28	30,855	[a]	30,735
GE Capital Mortgage Services Trust,
Ser . 1999-HE1, Cl. A7	6.27	4/25/29	21,363		21,634
Home Equity Asset Trust,
Ser. 2004-6, Cl. A1	0.88	12/25/34	2,057,638	[a]	2,042,832
					2,095,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 117.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Residential Mortgage Pass-Through Ctfs. - .1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.66	12/25/34	509,915	[a]	362,671
U.S. Government Agencies/Mortgage-Backed - 92.4%
FHLMC Multifamily Structured Pass Through Certificates,
Ser. K049, Cl. A2	3.01	8/25/25	1,400,000	[b]	1,431,765
FHLMC Multifamily Structured Pass Through Certificates,
Ser. KS03, Cl. A4	3.16	5/25/25	800,000	[b]	816,968
Federal Home Loan Mortgage Corp.:
5.00%, 3/1/20			28,576	[b]	29,648
Federal National Mortgage Association
2.95%			1,200,000	[b,c]	1,224,750
2.96%, 10/1/25			1,100,000	[b]	1,111,293
Gtd. Pass-Through Ctfs., REMIC, Ser. 2003-49, Cl. JE, 3.00%, 4/25/33			120,218	[b]	122,964
4.50%, 1/1/44-10/1/44			11,975,380	[b]	13,032,767
5.50%, 9/1/39			1,259,988	[b]	1,407,755
6.00%, 4/1/35			557,282	[b]	631,410
Government National Mortgage Association
Ser. 2013-57, Cl. A, 1.35%, 6/16/37			2,798,047		2,760,083
Ser. 2013-63, Cl. AM, 2.00%, 2/16/47			2,889,147	[a]	2,844,475
3.50%, 9/15/41-7/15/45			57,355,409		60,180,481
4.00%, 9/15/24-6/15/45			24,538,429		26,185,187
4.50%, 10/15/24-10/15/41			27,476,353		29,947,786
5.00%, 10/15/23-3/15/41			17,473,199		19,473,729
5.50%, 6/15/20-9/15/39			11,641,366		13,159,910
6.00%, 10/15/19-9/15/38			4,967,490		5,666,875
6.50%, 5/15/28-6/15/32			166,687		191,547
7.00%, 11/15/22-12/15/22			4,308		4,646
7.50%, 2/15/17-5/15/26			1,414,078		1,480,197
8.00%, 9/15/21-12/15/22			642,323		725,446
8.50%, 12/15/16-12/15/22			355,517		363,119
9.00%, 9/15/19-12/15/22			421,751		440,719
9.50%, 3/15/18-1/15/25			129,991		132,765
Government National Mortgage Association II
3.00%			1,800,000	[c]	1,838,672
3.50%			44,095,000	[c]	46,204,152
4.00%			33,475,000	[c]	35,627,339
4.50%			9,100,000	[c]	9,795,297
3.00%, 8/20/42-10/20/44			49,657,855		50,993,103
3.50%, 9/20/42-10/20/45			55,835,522		58,644,685
4.00%, 12/20/24-8/20/45			18,533,280		19,780,970
4.50%, 12/20/39-7/20/45			5,854,922		6,368,666
5.00%, 11/20/24-4/20/35			3,028,643		3,350,776
5.50%, 1/20/34-9/20/35			5,147,652		5,794,227
6.00%, 12/20/28-2/20/36			3,912,735		4,470,141
6.50%, 5/20/31-7/20/31			514,911		614,352
7.00%, 4/20/24-4/20/32			2,902,338		3,482,979
7.50%, 9/20/30			40,643		48,466
9.00%, 7/20/25			36,923		42,552
9.50%, 9/20/17-2/20/25			28,014		28,906
					430,451,569

Bonds and Notes - 117.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 14.5%
U.S. Treasury Floating Rate,
Notes, 0.21%, 7/31/16			53,945,000	[a]	53,956,544
U.S. Treasury Inflation Protected Securities,
Notes, 0.13%, 7/15/24			14,238,336	[d]	13,647,302
					67,603,846
Total Bonds and Notes (cost $539,535,856)					548,629,789
Short-Term Investments - .0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills (cost $129,926)	0.14	3/31/16	130,000	[e]	129,908
Other Investments - 1.7%			Shares		Value ($)
Registered Investment Company
Dreyfus Institutional Preferred Plus Money Market Fund (cost $8,086,263)			8,086,263	[f]	8,086,263
Total Investments (cost $547,752,045)			119.5%		556,845,961
Liabilities, Less Cash and Receivables			(19.5%)		(90,912,802)
Net Assets			100.0%		465,933,159

a Variable rate security--interest rate subject to periodic change.

b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Purchased on a forward commitment basis.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Held by the custodian in a segregated account as collateral for open financial futures positions.

f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	106.9
Asset-Backed	10.8
Short-Term/Money Market Investments	1.7
Residential Mortgage-Backed	.1
119.5

†Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
October 31, 2015 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) at 10/31/2015 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	84	(10,725,750)	December 2015	(5,381)
Gross Unrealized Depreciation				(5,381)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	539,665,782	548,759,698
Affiliated issuers	8,086,263	8,086,263
Cash		2,555,260
Dividends and interest receivable		1,260,937
Receivable for shares of Common Stock subscribed		500
Prepaid expenses and other assets		438,937
		561,101,595
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		379,793
Payable for open mortgage dollar roll transactions—Note 4		93,307,783
Payable for investment securities purchased		1,227,110
Payable for shares of Common Stock redeemed		155,266
Payable for futures variation margin—Note 4		6,563
Accrued expenses		91,921
		95,168,436
Net Assets ($)		465,933,159
Composition of Net Assets ($):
Paid-in capital		462,420,068
Accumulated distributions in excess of investment income—net		(229,256)
Accumulated net realized gain (loss) on investments		(5,346,188)
Accumulated net unrealized appreciation (depreciation) on investments [including ($5,381) net unrealized (depreciation) on financial futures]		9,088,535
Net Assets ($)		465,933,159

Net Asset Value Per Share	Class A	Class C	Class Y	Class Z
Net Assets ($)	47,959,344	4,697,166	1,003	413,275,646
Shares Outstanding	3,145,634	308,018	65.75	27,098,289
Net Asset Value Per Share ($)	15.25	15.25	15.25	15.25

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	5,442,488
Dividends from affiliated issuers	7,303
Income from securities lending—Note 1(b)	6,634
Total Income	5,456,425
Expenses:
Management fee—Note 3(a)	1,430,197
Service plan and prospectus fees—Note 3(b)	306,715
Shareholder servicing costs—Note 3(c)	235,576
Professional fees	48,117
Custodian fees—Note 3(c)	44,524
Registration fees	25,281
Distribution fees—Note 3(b)	18,033
Shareholders' reports	17,639
Directors’ fees and expenses—Note 3(d)	15,332
Loan commitment fees—Note 2	2,985
Miscellaneous	55,790
Total Expenses	2,200,189
Less—reduction in fees due to earnings credits—Note 3(c)	(478)
Net Expenses	2,199,711
Investment Income—Net	3,256,714
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,376,796
Net realized gain (loss) on financial futures	(38,704)
Net Realized Gain (Loss)	1,338,092
Net unrealized appreciation (depreciation) on investments	(5,127,883)
Net unrealized appreciation (depreciation) on financial futures	85,705
Net Unrealized Appreciation (Depreciation)	(5,042,178)
Net Realized and Unrealized Gain (Loss) on Investments	(3,704,086)
Net (Decrease) in Net Assets Resulting from Operations	(447,372)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	[a]	Year Ended April 30, 2015
Operations ($):
Investment income—net	3,256,714		6,826,692
Net realized gain (loss) on investments	1,338,092		5,806,411
Net unrealized appreciation (depreciation) on investments	(5,042,178)		3,731,317
Net Increase (Decrease) in Net Assets Resulting from Operations	(447,372)		16,364,420
Dividends to Shareholders from ($):
Investment income—net:
Class A	(446,639)		(889,456)
Class C	(24,127)		(49,811)
Class Y	(2)		-
Class Z	(4,063,141)		(8,035,161)
Total Dividends	(4,533,909)		(8,974,428)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,682,038		2,196,684
Class C	192,905		203,956
Class Y	1,000		-
Class Z	1,656,438		7,015,288
Dividends reinvested:
Class A	373,877		742,817
Class C	19,534		40,046
Class Z	3,574,116		7,035,001
Cost of shares redeemed:
Class A	(3,951,732)		(10,863,481)
Class C	(851,062)		(1,422,869)
Class Z	(20,138,732)		(54,332,629)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(17,441,618)		(49,385,187)
Total Increase (Decrease) in Net Assets	(22,422,899)		(41,995,195)
Net Assets ($):
Beginning of Period	488,356,058		530,351,253
End of Period	465,933,159		488,356,058
Undistributed (distributions in excess of) investment income—net	(229,256)		1,047,939

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)	[a]	Year Ended April 30, 2015
Capital Share Transactions:
Class A
Shares sold	110,213		143,771
Shares issued for dividends reinvested	24,502		48,646
Shares redeemed	(259,139)		(710,445)
Net Increase (Decrease) in Shares Outstanding	(124,424)		(518,028)
Class C
Shares sold	12,652		13,384
Shares issued for dividends reinvested	1,279		2,621
Shares redeemed	(55,848)		(93,132)
Net Increase (Decrease) in Shares Outstanding	(41,917)		(77,127)
Class Y
Shares sold	65.75		-
Class Z
Shares sold	108,609		458,320
Shares issued for dividends reinvested	234,220		460,547
Shares redeemed	(1,321,153)		(3,553,014)
Net Increase (Decrease) in Shares Outstanding	(978,324)		(2,634,147)

[a] Effective September 1, 2015, the fund commenced offering Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class A Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.40		15.18	15.63	16.09	15.67	15.24
Investment Operations:
Investment income—net[a]	.10		.19	.22	.23	.20	.33
Net realized and unrealized gain (loss) on investments	(.11)		.28	(.35)	.04	.79	.49
Total from Investment Operations	(.01)		.47	(.13)	.27	.99	.82
Distributions:
Dividends from investment income—net	(.14)		(.25)	(.32)	(.30)	(.23)	(.39)
Dividends from net realized gain on investments	—		—	—	(.43)	(.34)	—
Total Distributions	(.14)		(.25)	(.32)	(.73)	(.57)	(.39)
Net asset value, end of period	15.25		15.40	15.18	15.63	16.09	15.67
Total Return (%)[b]	(.07)	[c]	3.11	(.83)	1.73	6.34	5.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	[d]	1.03	1.02	1.03	1.04	1.03
Ratio of net expenses to average net assets	1.01	[d]	1.03	1.02	1.03	1.04	.98
Ratio of net investment income to average net assets	1.27	[d]	1.24	1.44	1.45	1.25	2.11
Portfolio Turnover Rate[e]	168.80	[c]	349.59	344.69	439.48	652.66	392.43
Net Assets, end of period ($ x 1,000)	47,959		50,370	57,498	77,177	75,252	76,910

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2015 and April 30, 2015, 2014, 2013, 2012 and 2011 were 47.28%, 69.93%, 89.97%, 85.95%, 95.20% and 64.60%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.40		15.18	15.63	16.08	15.67	15.23
Investment Operations:
Investment income—net[a]	.04		.07	.10	.10	.08	.22
Net realized and unrealized gain (loss) on investments	(.11)		.28	(.36)	.05	.78	.49
Total from Investment Operations	(.07)		.35	(.26)	.15	.86	.71
Distributions:
Dividends from investment income—net	(.08)		(.13)	(.19)	(.17)	(.11)	(.27)
Dividends from net realized gain on investments	—		—	—	(.43)	(.34)	—
Total Distributions	(.08)		(.13)	(.19)	(.60)	(.45)	(.27)
Net asset value, end of period	15.25		15.40	15.18	15.63	16.08	15.67
Total Return (%)[b]	(.48)	[c]	2.29	(1.64)	.96	5.49	4.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80	[d]	1.84	1.83	1.80	1.78	1.76
Ratio of net expenses to average net assets	1.80	[d]	1.84	1.83	1.80	1.78	1.72
Ratio of net investment income to average net assets	.49	[d]	.43	.63	.65	.52	1.38
Portfolio Turnover Rate[e]	166.80	[c]	349.59	344.69	439.48	652.66	392.43
Net Assets, end of period ($ x 1,000)	4,697		5,390	6,484	11,230	18,092	20,062

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2015 and April 30, 2015, 2014, 2013, 2012 and 2011 were 47.28%, 69.93%, 89.97%, 85.95%, 95.20% and 64.60%, respectively.

See notes to financial statements.

Two Months Ended
October 31, 2015
Class Y Shares	(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	15.21
Investment Operations:
Investment income—net[b]	.04
Net realized and unrealized gain (loss) on investments	.05
Total from Investment Operations	.09
Distributions:
Dividends from investment income—net	(.05)
Net asset value, end of period	15.25
Total Return (%)[c]	.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.70
Ratio of net expenses to average net assets[d]	.70
Ratio of net investment income to average net assets[d]	1.58
Portfolio Turnover Rate[c,e]	166.80
Net Assets, end of period ($ x 1,000)	1

a From September 1, 2015 (commencement of initial offering) to October 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended October 31, 2015 was 47.28%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class Z Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.41		15.19	15.64	16.10	15.68	15.25
Investment Operations:
Investment income—net[a]	.11		.21	.24	.25	.22	.34
Net realized and unrealized gain (loss) on investments	(.12)		.28	(.35)	.04	.79	.50
Total from Investment Operations	(.01)		.49	(.11)	.29	1.01	.84
Distributions:
Dividends from investment income—net	(.15)		(.27)	(.34)	(.32)	(.25)	(.41)
Dividends from net realized gain on investments	—		—	—	(.43)	(.34)	—
Total Distributions	(.15)		(.27)	(.34)	(.75)	(.59)	(.41)
Net asset value, end of period	15.25		15.41	15.19	15.64	16.10	15.68
Total Return (%)	(.08)	[b]	3.26	(.69)	1.86	6.48	5.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	[c]	.90	.88	.89	.90	.87
Ratio of net expenses to average net assets	.90	[c]	.90	.88	.89	.90	.87
Ratio of net investment income to average net assets	1.38	[c]	1.36	1.58	1.59	1.39	2.21
Portfolio Turnover Rate[d]	166.80	[b]	349.59	344.69	439.48	652.66	392.43
Net Assets, end of period ($ x 1,000)	413,276		432,595	466,370	541,867	593,198	613,268

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2015 and April 30, 2015, 2014, 2013, 2012 and 2011 were 47.28%, 69.93%, 89.97%, 85.95%, 95.20% and 64.60%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus GNMA Fund (the “fund”) is the sole series of Dreyfus Premier GNMA Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On July 27, 2015, the Company’s Board of Directors (the “Board”) approved, effective September 1, 2015 for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.5 billion shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (1.1 billion shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), and financial futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	50,211,704	-	50,211,704
Mutual Funds	8,086,263	-	-	8,086,263
Residential Mortgage-Backed	-	362,671	-	362,671
U.S. Government Agencies/Mortgage-Backed	-	430,451,569	-	430,451,569
U.S. Treasury	-	67,733,754	-	67,733,754
Liabilities ($)
Financial Futures†	(5,381)	-	-	(5,581)

† Amount shown represents unrealized (depreciation) at period end.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction.

Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended October 31, 2015, The Bank of New York Mellon earned $1,605 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2015 were as follows:

Affiliated Investment Company	Value 4/30/2015 ($)	Purchases ($)	Sales ($)	Value 10/31/2015 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	19,044,618	282,274,203	293,232,558	8,086,263	1.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 30, 2015, the Board declared a cash dividend of $.023, $.013, $.027 and $.025 per share from undistributed investment income-net for Class A, Class C, Class Y and Class Z shares, respectively, payable on November 2, 2015 (ex-dividend date), to shareholders of record as of the close of business on October 30, 2015.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $6,767,577 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2015. The fund has $3,656,045 of short-term capital losses and $3,111,532 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2015 was as follows: ordinary income $8,974,428. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1 1⁄2% of the value of Class Z shares’ average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense with respect to Class Z shares. There was no reimbursement pursuant to the Agreement for Class Z shares during the period ended October 31, 2015.

During the period ended October 31, 2015, the Distributor retained $43 from commissions earned on sales of the fund’s Class A shares and $516 from CDSC’s on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2015, Class C shares were charged $18,033 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares, for servicing shareholder accounts and for advertising and marketing relating to Class Z shares. The Service Plan provides for a reimbursement to be made at an aggregate annual rate not to exceed .20% of the value of its average daily net assets. The Distributor determines the amounts, if any, to be paid to Service Agents (securities dealers, financial institutions or other industry professionals) and the basis on which such payments are made.

The Service Plan also separately provides for Class Z shares to bear the costs of preparing, printing and distributing certain of Class Z prospectuses and statements of additional information and costs associated with implementing and operating the Service Plan, not to exceed the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended October 31, 2015, Class Z shares were charged $306,715 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

October 31, 2015, Class A and Class C shares were charged $61,308 and $6,011, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2015, the fund was charged $129,978 for transfer agency services and $7,428 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $470.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2015, the fund was charged $44,524 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2015, the fund was charged $5,803 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8.

During the period ended October 31, 2015, the fund was charged $5,206 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $237,549, Distribution Plan fees $52,118, Shareholder Services Plan fees $11,182, custodian fees $46,800, Chief Compliance Officer fees $3,474 and transfer agency fees $28,670.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2015, amounted to $954,185,397 and $928,313,336, respectively, of which $663,972,720 in purchases and $665,175,732 in sales were from mortgage dollar roll transactions..

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2015:

Average Market Value ($)
Interest rate financial futures	22,640,134

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2015, accumulated net unrealized appreciation on investments was $9,093,916, consisting of $10,616,494 gross unrealized appreciation and $1,522,578 gross unrealized depreciation.

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information

Dreyfus GNMA Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GPGAX Class C: GPNCX Class Y: GPNYX Class Z: DRGMX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 6100SA1015

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Schedule of Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)